                      SUPPLEMENT DATED AUGUST 14, 2014 TO

                       PROSPECTUS DATED MAY 1, 2013 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

In a supplement dated August 1, 2014, the Legg Mason Partners Variable Equity Trust (the "Trust") announced that the Board of Trustees (the "Board") of the Trust approved a reorganization pursuant to which the assets of the ClearBridge Variable All Cap Value Portfolio -- Class I (the "Acquired Fund") would be acquired, and the liabilities of the Acquired Fund would be assumed, by the ClearBridge Variable Large Cap Value Portfolio -- Class I (the "Acquiring Fund"), in exchange for shares of the Acquiring Fund. Shares of the Acquiring Fund would be distributed to fund shareholders, and the Acquired Fund would then be terminated.

The reorganization is expected to be effected on or about December 5, 2014. Shareholders of the Acquired Fund will not be asked to vote with respect to the reorganization.

On the date of the reorganization, assets held by the Separate Account that are invested in the ClearBridge Variable All Cap Value Portfolio -- Class I will be transferred to the ClearBridge Variable Large Cap Value Portfolio -- Class I. Contract owners that have Contract Value allocated to the Subaccount investing in the Acquired Fund on the date of the reorganization will, therefore, have their Contract Value transferred to the Subaccount investing in the Acquiring Fund.

The Acquiring Fund will be available as an investment option under your contract on or about December 5, 2014, to accommodate this reorganization. It is anticipated that the Acquired Fund will be closed to purchases two days prior to the reorganization effective date. References to the Acquired Fund in the prospectus are updated accordingly to reflect the reorganization, the termination of the Acquired Fund and the availability of the Acquiring Fund as of the date of the reorganization.

Information about the investment objective and investment adviser for the Acquiring Fund is provided below:

SUBACCOUNT INVESTING IN                             INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------
ClearBridge Variable Large Cap Value  Seeks long-term capital growth. Current income is
Portfolio -- Class I                  a secondary objective.


-----------------------------------------------------------------------------------------

              INVESTMENT OBJECTIVE                                      ADVISER
-----------------------------------------------------------------------------------------------------
Seeks long-term capital growth. Current income is  Legg Mason Partners Fund Advisor, LLC (subadvised
a secondary objective.                             by ClearBridge Investments, LLC; Western Asset
                                                   Management Company manages the fund's cash and
                                                   short term investments)
-----------------------------------------------------------------------------------------------------

You may make transfers from the Acquired Fund to one or more of the Subaccounts listed below. Such transfers will be considered a transfer for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile. We will not, however, assess any charges for transfers made to any of these Portfolios. A transfer that is made automatically as a result of the reorganization will not be considered a transfer for any of the purposes described above.

19776NY SUPPC 08/14/14

SUBACCOUNTS


                         SUBACCOUNT INVESTING IN                    INVESTMENT OBJECTIVE
                         --------------------------------------------------------------------------
AIM VARIABLE             INVESCO V.I. AMERICAN FRANCHISE    To seek capital growth.
INSURANCE FUNDS          FUND -- SERIES I SHARES
(INVESCO VARIABLE
INSURANCE FUNDS)
                         --------------------------------------------------------------------------
                         INVESCO V.I. COMSTOCK FUND --      Seeks capital growth and income
                         CLASS II SHARES                    through investments in equity
                                                            securities, including common stocks,
                                                            preferred stocks and securities
                                                            convertible into common and preferred
                                                            stocks.
                         --------------------------------------------------------------------------
                         INVESCO V.I. CORE EQUITY FUND --   Long-term growth of capital.
                         SERIES I SHARES
                         --------------------------------------------------------------------------
                         INVESCO V.I. EQUITY AND INCOME     Seeks both capital appreciation and
                         FUND -- CLASS II SHARES            current income.
                         --------------------------------------------------------------------------
                         INVESCO V.I. INTERNATIONAL GROWTH  Long-term growth of capital.
                         FUND -- SERIES II SHARES
                         --------------------------------------------------------------------------
ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN BALANCED         Seeks to maximize total return
VARIABLE PRODUCTS        WEALTH STRATEGY PORTFOLIO --       consistent with the adviser's
SERIES FUND, INC.        CLASS B                            determination of reasonable risk.
                         --------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN GLOBAL           Long-term growth of capital.
                         THEMATIC GROWTH PORTFOLIO --
                         CLASS B
                         --------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN GROWTH AND       Long-term growth of capital.
                         INCOME PORTFOLIO -- CLASS B
                         --------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN INTERNATIONAL    Long-term growth of capital.
                         VALUE PORTFOLIO -- CLASS B
                         --------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN LARGE CAP        Long-term growth of capital.
                         GROWTH PORTFOLIO -- CLASS B
                         --------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN SMALL CAP        Long-term growth of capital.
                         GROWTH PORTFOLIO -- CLASS B
                         --------------------------------------------------------------------------
AMERICAN CENTURY         VP INFLATION PROTECTION FUND --    The fund pursues long-term total
VARIABLE PORTFOLIOS II,  CLASS II                           return using a strategy that seeks to
INC.                                                        protect against U.S. inflation.
                         --------------------------------------------------------------------------
BLACKROCK VARIABLE       BLACKROCK BASIC VALUE V.I. FUND    Seeks capital appreciation, and
SERIES FUNDS, INC.       -- CLASS III SHARES                secondarily, income.

                         --------------------------------------------------------------------------
                         BLACKROCK GLOBAL ALLOCATION V.I.   Seeks high total investment return.
                         FUND -- CLASS III SHARES

                         --------------------------------------------------------------------------
                         BLACKROCK VALUE OPPORTUNITIES      Seeks long-term growth of capital.
                         V.I. FUND -- CLASS III SHARES

                         --------------------------------------------------------------------------
COLUMBIA FUNDS           COLUMBIA VARIABLE PORTFOLIO --     The fund seeks long-term growth of
VARIABLE INSURANCE       MARSICO GROWTH FUND -- CLASS 1     capital.
TRUST I
                         --------------------------------------------------------------------------
                         COLUMBIA VARIABLE PORTFOLIO --     The fund seeks long-term growth of
                         MARSICO INTERNATIONAL              capital.
                         OPPORTUNITIES FUND -- CLASS 2
                         --------------------------------------------------------------------------

                                         ADVISER (AND SUB-ADVISER(S),
        INVESTMENT OBJECTIVE                   AS APPLICABLE)
------------------------------------------------------------------------
To seek capital growth.                Invesco Advisers, Inc.



------------------------------------------------------------------------
Seeks capital growth and income        Invesco Advisers, Inc.
through investments in equity
securities, including common stocks,
preferred stocks and securities
convertible into common and preferred
stocks.
------------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.

------------------------------------------------------------------------
Seeks both capital appreciation and    Invesco Advisers, Inc.
current income.
------------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.

------------------------------------------------------------------------
Seeks to maximize total return         AllianceBernstein, L.P.
consistent with the adviser's
determination of reasonable risk.
------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.


------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
The fund pursues long-term total       American Century Investment
return using a strategy that seeks to  Management, Inc.
protect against U.S. inflation.
------------------------------------------------------------------------
Seeks capital appreciation, and        BlackRock Advisors, LLC
secondarily, income.                   (subadvised by BlackRock
                                       Investment Management, LLC)
------------------------------------------------------------------------
Seeks high total investment return.    BlackRock Advisors, LLC
     (subadvised by BlackRock
                                       Investment Management, LLC)
------------------------------------------------------------------------
Seeks long-term growth of capital.     BlackRock Advisors, LLC
     (subadvised by BlackRock
                                       Investment Management, LLC)
------------------------------------------------------------------------
The fund seeks long-term growth of     Columbia Management Investment
capital.                               Advisers, LLC (subadvised by
               Marsico Capital Management, LLC)
------------------------------------------------------------------------
The fund seeks long-term growth of     Columbia Management Investment
capital.                               Advisers, LLC (subadvised by
     Marsico Capital Management, LLC)
------------------------------------------------------------------------


                       SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                       ------------------------------------------------------------------------------
EATON VANCE VARIABLE   VT FLOATING-RATE INCOME FUND       To provide a high level of current
TRUST                                                     income.
                       ------------------------------------------------------------------------------
FEDERATED INSURANCE    FEDERATED HIGH INCOME BOND         Seeks high current income.
SERIES                 FUND II -- SERVICE SHARES
                       ------------------------------------------------------------------------------
                       FEDERATED KAUFMANN FUND II --      Seeks capital appreciation.
                       SERVICE SHARES


                       ------------------------------------------------------------------------------
FIDELITY(R) VARIABLE   VIP BALANCED PORTFOLIO -- SERVICE  Seeks income and capital growth
INSURANCE PRODUCTS     CLASS 2                            consistent with reasonable risk.
FUND










                       ------------------------------------------------------------------------------
                       VIP CONTRAFUND(R) PORTFOLIO --     Seeks long-term capital appreciation.
                       SERVICE CLASS 2

                       ------------------------------------------------------------------------------
                       VIP DYNAMIC CAPITAL APPRECIATION   Seeks capital appreciation.
                       PORTFOLIO -- SERVICE CLASS 2

                       ------------------------------------------------------------------------------
                       VIP EQUITY-INCOME PORTFOLIO --     Seeks reasonable income. The fund
                       SERVICE CLASS 2                    will also consider the potential for
                                                          capital appreciation. The fund's goal is
                                                          to achieve a yield which exceeds the
                                                          composite yield on the securities
                                                          comprising the S&P 500(R) Index.
                       ------------------------------------------------------------------------------
                       VIP GROWTH PORTFOLIO --            Seeks to achieve capital appreciation.
                       SERVICE CLASS 2

                       ------------------------------------------------------------------------------
                       VIP GROWTH & INCOME PORTFOLIO      Seeks high total return through a
                       -- SERVICE CLASS 2                 combination of current income and
                                                          capital appreciation.
                       ------------------------------------------------------------------------------
                       VIP INVESTMENT GRADE BOND          Seeks as high a level of current income
                       PORTFOLIO -- SERVICE CLASS 2       as is consistent with the preservation of
                                                          capital.
                       ------------------------------------------------------------------------------
                       VIP MID CAP PORTFOLIO --           Seeks long-term growth of capital.
                       SERVICE CLASS 2

                       ------------------------------------------------------------------------------
                       VIP VALUE STRATEGIES PORTFOLIO --  Seeks capital appreciation.
                       SERVICE CLASS 2

                       ------------------------------------------------------------------------------
FRANKLIN TEMPLETON     FRANKLIN MUTUAL SHARES VIP FUND    Seeks capital appreciation, with
VARIABLE INSURANCE     -- CLASS 2 SHARES                  income as a secondary goal. The fund
PRODUCTS TRUST                                            normally invests primarily in U.S. and
                                                          foreign equity securities that the
                                                          manager believes are undervalued.
                       ------------------------------------------------------------------------------

                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                       AS APPLICABLE)
-------------------------------------------------------------------------------
To provide a high level of current         Eaton Vance Management
income.
-------------------------------------------------------------------------------
Seeks high current income.                 Federated Investment Management
 Company
-------------------------------------------------------------------------------
Seeks capital appreciation.                Federated Equity Management
         Company of Pennsylvania
                                           (subadvised by Federated Global
                                           Investment Management Corp.)
-------------------------------------------------------------------------------
Seeks income and capital growth            Fidelity Management & Research
consistent with reasonable risk.           Company (FMR) (subadvised by
                     Fidelity Investments Money
                                           Management, Inc. (FIMM), FMR
                                           Co., Inc. (FMRC), Fidelity Research
                                           & Analysis Company (FRAC),
                                           Fidelity Management & Research
                                           (U.K.) Inc. (FMR U.K.), Fidelity
                                           International Investment Advisors
                                           (FIIA), Fidelity International
                                           Investment Advisors (U.K.) Limited
                                           (FIIA(U.K.)L), and Fidelity
                                           Investments Japan Limited (FIJ))
-------------------------------------------------------------------------------
Seeks long-term capital appreciation.      FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks reasonable income. The fund          FMR (subadvised by FMRC, FRAC,
will also consider the potential for       FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is   FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the S&P 500(R) Index.
-------------------------------------------------------------------------------
Seeks to achieve capital appreciation.     FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks high total return through a          FMR (subadvised by FMRC, FRAC,
combination of current income and          FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                      FIJ)
-------------------------------------------------------------------------------
Seeks as high a level of current income    FMR (subadvised by FIMM, FRAC,
as is consistent with the preservation of  FIIA and FIIA(U.K.)L)
capital.
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued.
-------------------------------------------------------------------------------


                        SUBACCOUNT INVESTING IN                       INVESTMENT OBJECTIVE
                        -------------------------------------------------------------------------------
                        TEMPLETON GROWTH VIP FUND --        Seeks long-term capital growth. Under
                        CLASS 2 SHARES                      normal market conditions the fund
                                                            invests predominantly in equity
                                                            securities of companies located
                                                            anywhere in the world, including
                                                            emerging markets.
                        -------------------------------------------------------------------------------
GE INVESTMENTS          CORE VALUE EQUITY FUND --           Seeks long-term growth of capital and
FUNDS, INC.             CLASS 1 SHARES                      future income.
                        -------------------------------------------------------------------------------
                        REAL ESTATE SECURITIES FUND --      Seeks maximum total return through
                        CLASS 1 SHARES                      current income and capital
                                                            appreciation.
                        -------------------------------------------------------------------------------
                        SMALL-CAP EQUITY FUND -- CLASS 1    Seeks long-term growth of capital.
                        SHARES






                        -------------------------------------------------------------------------------
                        TOTAL RETURN FUND/1/                Seeks the highest total return,
                                                            composed of current income and
                                                            capital appreciation, as is consistent
                                                            with prudent investment risk.
                        -------------------------------------------------------------------------------
                        U.S. EQUITY FUND -- CLASS 1         Seeks long-term growth of capital.
                        SHARES
                        -------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE  GOLDMAN SACHS MONEY MARKET          Maximize current income to the extent
INSURANCE TRUST         FUND -- SERVICE SHARES/2/           consistent with the preservation of
                                                            capital and the maintenance of
                                                            liquidity by investing exclusively in
                                                            high quality money market
                                                            instruments.
                        -------------------------------------------------------------------------------
JANUS ASPEN SERIES      BALANCED PORTFOLIO -- SERVICE       Seeks long-term capital growth,
                        SHARES                              consistent with preservation of capital
                                                            and balanced by current income.
                        -------------------------------------------------------------------------------
                        FORTY PORTFOLIO -- SERVICE SHARES   A non-diversified portfolio/3/ that seeks
                                                            long-term growth of capital.
                        -------------------------------------------------------------------------------
MFS(R) VARIABLE         MFS(R) INVESTORS GROWTH STOCK       The fund's investment objective is to
INSURANCE TRUST         SERIES -- SERVICE CLASS SHARES      seek capital appreciation.
                        -------------------------------------------------------------------------------
                        MFS(R) TOTAL RETURN SERIES --       The fund's investment objective is to
                        SERVICE CLASS SHARES                seek total return.
                        -------------------------------------------------------------------------------
                        MFS(R) UTILITIES SERIES -- SERVICE  The fund's investment objective is to
                        CLASS SHARES                        seek total return.
                        -------------------------------------------------------------------------------
OPPENHEIMER VARIABLE    OPPENHEIMER CAPITAL                 The Fund seeks capital appreciation.
ACCOUNT FUNDS           APPRECIATION FUND/VA -- SERVICE
                        SHARES
                        -------------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
-----------------------------------------------------------------------------
Seeks long-term capital growth. Under      Templeton Global Advisors Limited
normal market conditions the fund
invests predominantly in equity
securities of companies located
anywhere in the world, including
emerging markets.
-----------------------------------------------------------------------------
Seeks long-term growth of capital and      GE Asset Management Incorporated
future income.
-----------------------------------------------------------------------------
Seeks maximum total return through         GE Asset Management Incorporated
current income and capital                 (subadvised by CenterSquare
appreciation.                              Investment Management, Inc.)
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated
                                           (subadvised by Palisade Capital
                                           Management, L.L.C., Champlain
                                           Investment Partners, LLC,
                                           GlobeFlex Capital, LP, Kennedy
                                           Capital Management, Inc. and
                                           SouthernSun Asset Management,
                                           Inc.)
-----------------------------------------------------------------------------
Seeks the highest total return,            GE Asset Management Incorporated
composed of current income and             (subadvised by BlackRock
capital appreciation, as is consistent     Investment Management, LLC)
with prudent investment risk.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated

-----------------------------------------------------------------------------
Maximize current income to the extent      Goldman Sachs Asset Management,
consistent with the preservation of        L.P.
capital and the maintenance of
liquidity by investing exclusively in
high quality money market
instruments.
-----------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
-----------------------------------------------------------------------------
A non-diversified portfolio/3/ that seeks  Janus Capital Management LLC long-term growth of capital.
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
-----------------------------------------------------------------------------
The Fund seeks capital appreciation.       Oppenheimer Funds


-----------------------------------------------------------------------------

                    /1/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.

                    /2/ There can be no assurance that the Goldman Sachs Money
                        Market Fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates, the yield on the Goldman Sachs Money Market Fund may become extremely low and possibly negative.

                    /3/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.


                       SUBACCOUNT INVESTING IN                     INVESTMENT OBJECTIVE
                       ----------------------------------------------------------------------------
                       OPPENHEIMER CAPITAL INCOME         The Fund seeks total return.
                       FUND/VA -- SERVICE SHARES
                       ----------------------------------------------------------------------------
                       OPPENHEIMER GLOBAL FUND/VA --      The Fund seeks capital appreciation.
                       SERVICE SHARES
                       ----------------------------------------------------------------------------
                       OPPENHEIMER MAIN STREET FUND/      The Fund seeks capital appreciation.
                       VA -- SERVICE SHARES
                       ----------------------------------------------------------------------------
                       OPPENHEIMER MAIN STREET SMALL      The Fund seeks capital appreciation.
                       CAP FUND(R)/VA -- SERVICE SHARES
                       ----------------------------------------------------------------------------
PIMCO VARIABLE         ALL ASSET PORTFOLIO -- ADVISOR     Seeks maximum real return, consistent
INSURANCE TRUST        CLASS SHARES                       with preservation of real capital and
                                                          prudent investment management.
                       ----------------------------------------------------------------------------
                       HIGH YIELD PORTFOLIO --            Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                       ----------------------------------------------------------------------------
                       LONG-TERM U.S. GOVERNMENT          Seeks maximum total return,
                       PORTFOLIO -- ADMINISTRATIVE CLASS  consistent with preservation of capital
                       SHARES                             and prudent investment management.
                       ----------------------------------------------------------------------------
                       LOW DURATION PORTFOLIO --          Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                       ----------------------------------------------------------------------------
                       TOTAL RETURN PORTFOLIO --          Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                       ----------------------------------------------------------------------------
THE PRUDENTIAL SERIES  JENNISON PORTFOLIO -- CLASS II     Seeks long-term growth of capital.
FUND                   SHARES

                       ----------------------------------------------------------------------------
                       JENNISON 20/20 FOCUS PORTFOLIO --  Seeks long-term growth of capital.
                       CLASS II SHARES

                       ----------------------------------------------------------------------------
                       NATURAL RESOURCES PORTFOLIO --     Seeks long-term growth of capital.
                       CLASS II SHARES

                       ----------------------------------------------------------------------------
Wells Fargo Variable   WELLS FARGO ADVANTAGE VT OMEGA     The fund seeks long-term capital
Trust                  GROWTH FUND -- CLASS 2             appreciation.

                       ----------------------------------------------------------------------------

                                            ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
The Fund seeks total return.             Oppenheimer Funds

----------------------------------------------------------------------------
The Fund seeks capital appreciation.     Oppenheimer Funds

----------------------------------------------------------------------------
The Fund seeks capital appreciation.     Oppenheimer Funds

----------------------------------------------------------------------------
The Fund seeks capital appreciation.     Oppenheimer Funds

----------------------------------------------------------------------------
Seeks maximum real return, consistent    Pacific Investment Management
with preservation of real capital and    Company LLC/Research Affiliates,
prudent investment management.           LLC
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
The fund seeks long-term capital         Wells Fargo Funds Management,
appreciation.                            LLC (subadvised by Wells Capital
                                         Management Incorporated)
----------------------------------------------------------------------------

The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:

                                                                                 ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN         INVESTMENT OBJECTIVE               AS APPLICABLE)
                    ------------------------------------------------------------------------------------------
JANUS ASPEN SERIES   OVERSEAS PORTFOLIO --   Seeks long-term growth of capital.  Janus Capital Management LLC
                     SERVICE SHARES
                    ------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2006:


                        SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                        ----------------------------------------------------------------------------
FIDELITY(R) VARIABLE    VIP ASSET MANAGER/SM/ PORTFOLIO --  Seeks to obtain high total return with
INSURANCE PRODUCTS      SERVICE CLASS 2                     reduced risk over the long term by
FUND                                                        allocating its assets among stocks,
                                                            bonds, and short-term instruments.









                        ----------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE  GOLDMAN SACHS MID CAP VALUE         Seeks long-term capital appreciation.
INSURANCE TRUST         FUND
                        ----------------------------------------------------------------------------
MFS(R) VARIABLE         MFS(R) NEW DISCOVERY SERIES --      The fund's investment objective is to
INSURANCE TRUST         SERVICE CLASS SHARES                seek capital appreciation.
                        ----------------------------------------------------------------------------

                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks to obtain high total return with  Fidelity Management & Research
reduced risk over the long term by      Company (FMR) (subadvised by
allocating its assets among stocks,     Fidelity Investments Money
bonds, and short-term instruments.      Management, Inc. (FIMM), FMR
                                        Co., Inc. (FMRC), Fidelity Research
                                        & Analysis Company (FRAC),
                                        Fidelity Management & Research
                                        (U.K.) Inc. (FMR U.K.), Fidelity
                                        International Investment Advisors
                                        (FIIA), Fidelity International
                                        Investment Advisors (U.K.) Limited
                                        (FIIA(U.K.)L), and Fidelity
                                        Investments Japan Limited (FIJ))
----------------------------------------------------------------------------
Seeks long-term capital appreciation.   Goldman Sachs Asset Management,
 L.P.
----------------------------------------------------------------------------
The fund's investment objective is to   Massachusetts Financial Services
seek capital appreciation.              Company
----------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2007:


                         SUBACCOUNT INVESTING IN                   INVESTMENT OBJECTIVE
                         -------------------------------------------------------------------------
AIM VARIABLE INSURANCE   INVESCO V.I. AMERICAN FRANCHISE   To seek capital growth.
FUNDS (INVESCO VARIABLE  FUND -- SERIES II SHARES
INSURANCE FUNDS)
                         -------------------------------------------------------------------------
LEGG MASON PARTNERS      CLEARBRIDGE VARIABLE EQUITY       Seeks a high level of current income.
VARIABLE EQUITY TRUST    INCOME PORTFOLIO -- CLASS II      Long-term capital appreciation is a
                                                           secondary objective.



                         -------------------------------------------------------------------------
AIM VARIABLE             INVESCO V.I. VALUE OPPORTUNITIES  Long-term growth of capital.
INSURANCE FUNDS/ /       FUND -- SERIES II SHARES
(INVESCO VARIABLE
INSURANCE FUNDS)
                         -------------------------------------------------------------------------

                                         ADVISER (AND SUB-ADVISER(S),
        INVESTMENT OBJECTIVE                    AS APPLICABLE)
-------------------------------------------------------------------------
To seek capital growth.                Invesco Advisers, Inc.


-------------------------------------------------------------------------
Seeks a high level of current income.  Legg Mason Partners Fund Advisor,
Long-term capital appreciation is a    LLC (subadvised by ClearBridge
secondary objective.                   Investments, LLC; Western Asset
                                       Management Company manages the
                                       fund's cash and short term
                                       investments)
-------------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.



-------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after September 8, 2008:

                                                                                              ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN                  INVESTMENT OBJECTIVE                   AS APPLICABLE)
                    ---------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE  BLACKROCK LARGE CAP GROWTH V.I.  Seeks long-term capital growth.        BlackRock Advisors, LLC
SERIES FUNDS, INC.  FUND -- CLASS III SHARES                                                (subadvised by BlackRock
                                                                                            Investment Management, LLC)
                    ---------------------------------------------------------------------------------------------------------
GE INVESTMENTS      INCOME FUND -- CLASS 1 SHARES    Seeks maximum income consistent        GE Asset Management Incorporated
FUNDS, INC.                                          with prudent investment management
                                                     and the preservation of capital.
                    ---------------------------------------------------------------------------------------------------------
                    PREMIER GROWTH EQUITY            Seeks long-term growth of capital and  GE Asset Management Incorporated
                    FUND -- CLASS 1 SHARES           future income rather than current
                                                     income.
                    ---------------------------------------------------------------------------------------------------------


                          SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                          -----------------------------------------------------------------------------
                          S&P 500(R) INDEX FUND/1/            Seeks growth of capital and
                                                              accumulation of income that
                                                              corresponds to the investment return of
                                                              the S&P 500(R) Composite Stock Index.
                          -----------------------------------------------------------------------------
LEGG MASON PARTNERS       CLEARBRIDGE VARIABLE AGGRESSIVE     Seeks capital appreciation.
VARIABLE EQUITY TRUST/2/  GROWTH PORTFOLIO -- CLASS II




                          -----------------------------------------------------------------------------
                          CLEARBRIDGE VARIABLE ALL CAP VALUE  Seeks long-term capital growth.
                          PORTFOLIO -- CLASS I                Current income is a secondary
                                                              consideration.



                          -----------------------------------------------------------------------------
                          CLEARBRIDGE VARIABLE LARGE CAP      Seeks long-term growth of capital.
                          VALUE PORTFOLIO -- CLASS I          Current income is a secondary
                                                              objective.



                          -----------------------------------------------------------------------------
MFS(R) VARIABLE           MFS(R) INVESTORS TRUST              The fund's investment objective is to
INSURANCE TRUST           SERIES -- SERVICE CLASS SHARES      seek capital appreciation.
                          -----------------------------------------------------------------------------
OPPENHEIMER VARIABLE      OPPENHEIMER DISCOVERY MID CAP       The Fund seeks capital appreciation.
ACCOUNT FUNDS             GROWTH FUND/VA -- SERVICE SHARES
                          -----------------------------------------------------------------------------
RYDEX VARIABLE TRUST      NASDAQ-100(R) FUND/3/               Seeks to provide investment results
                                                              that correspond to a benchmark for
                                                              over-the-counter securities. The
                                                              portfolio's current benchmark is the
                                                              NASDAQ 100 Index(TM).
                          -----------------------------------------------------------------------------

                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
---------------------------------------------------------------------------
Seeks growth of capital and              GE Asset Management Incorporated
accumulation of income that              (subadvised by SSgA Funds
corresponds to the investment return of  Management, Inc.)
the S&P 500(R) Composite Stock Index.
---------------------------------------------------------------------------
Seeks capital appreciation.              Legg Mason Partners Fund Advisor,
 LLC (subadvised by ClearBridge
                                         Investments, LLC; Western Asset
                                         Management Company manages the
                                         fund's cash and short term
                                         investments)
---------------------------------------------------------------------------
Seeks long-term capital growth.          Legg Mason Partners Fund Advisor,
Current income is a secondary            LLC (subadvised by ClearBridge
consideration.                           Investments, LLC; Western Asset
                                         Management Company manages the
                                         fund's cash and short term
                                         investments)
---------------------------------------------------------------------------
Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
Current income is a secondary            LLC (subadvised by ClearBridge
objective.                               Investments, LLC; Western Asset
                                         Management Company manages the
                                         fund's cash and short term
                                         investments)
---------------------------------------------------------------------------
The fund's investment objective is to    Massachusetts Financial Services
seek capital appreciation.               Company
---------------------------------------------------------------------------
The Fund seeks capital appreciation.     Oppenheimer Funds

---------------------------------------------------------------------------
Seeks to provide investment results      Guggenheim Investments
that correspond to a benchmark for
over-the-counter securities. The
portfolio's current benchmark is the
NASDAQ 100 Index(TM).
---------------------------------------------------------------------------

                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.

                    /2/ The Board of Trustees of the Trust has approved a
                        reorganization pursuant to which the assets of ClearBridge Variable All Cap Value Portfolio -- Class I will be acquired, and its liabilities assumed, by ClearBridge Variable Large Cap Value Portfolio -- Class I, in exchange for shares of ClearBridge Variable Large Cap Value Portfolio -- Class I. Shares of ClearBridsge Variable Large Cap Value Portfolio -- Class I will be distributed to fund shareholders, and ClearBridge Variable All Cap Value -- Class I will then be terminated. The reorganization is expected to be effected on or about December 5, 2014. It is anticipated that ClearBridge Variable All Cap Value Portfolio -- Class I shares will be closed to purchases two days prior to the reorganization effective date. ClearBridge Variable Large Cap Value Portfolio -- Class I will be available on or about December 5, 2014.

                    /3/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

The following Portfolios are not available to contracts issued on or after January 5, 2009:

                                                                                             ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN                  INVESTMENT OBJECTIVE                  AS APPLICABLE)
                    --------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON  FRANKLIN FOUNDING FUNDS          Seeks capital appreciation, with      Franklin Templeton Services, LLC
VARIABLE INSURANCE  ALLOCATION VIP FUND  -- CLASS 2  income as a secondary goal. The fund  (the fund's administrator)
PRODUCTS TRUST      SHARES/1/                        normally invests equal portions in
                                                     Class 1 shares of Franklin Income
                                                     VIP Fund; Franklin Mutual Shares
                                                     VIP Fund; and Templeton Growth
                                                     VIP Fund.
                    --------------------------------------------------------------------------------------------------------
                    FRANKLIN INCOME VIP FUND --      Seeks to maximize income while        Franklin Advisers, Inc.
                     CLASS 2 SHARES                  maintaining prospects for capital
                                                     appreciation. The fund normally
                                                     invests in both equity and debt
                                                     securities.
                    --------------------------------------------------------------------------------------------------------

                    /1/ Please see the provision below under the heading
                        "Information about the Franklin Founding Funds Allocation VIP Fund" for important information about this Portfolio.

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800.313.5282

                                or by writing:

                  Genworth Life Insurance Company of New York
                        Variable Annuity Service Center
                            6610 West Broad Street
                              Richmond, VA 23230

Please include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.